Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2010
Stock-Based Compensation
Stock-Based Compensation Expense

	Years ended December 31
(Millions)	2010	2009	2008
Cost of sales	$31	$38	$43
Selling, general and administrative expenses	209	144	122
Research, development and related expenses	34	35	37

Stock-based compensation expenses	$274	$217	$202

Income tax benefits	$(98)	$(62)	$(71)

Stock-based compensation expenses, net of tax	$176	$155	$131

Stock Option Activity

	2010		2009		2008
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price*	Options	Price*	Options	Price*
Under option —
January 1	74,268,165	$72.39	75,452,722	$71.96	74,613,051	$70.50
Granted:
Annual	5,788,313	78.79	6,649,672	53.93	5,239,660	77.22
Progressive (Reload)	188,105	88.67	68,189	77.37	78,371	79.53
Other	27,911	82.13	4,654	50.85	20,389	79.25
Exercised	(9,678,654)	59.11	(6,930,544)	49.83	(3,797,663)	49.38
Canceled	(258,796)	70.76	(976,528)	73.50	(701,086)	79.12
December 31	70,335,044	$74.80	74,268,165	$72.39	75,452,722	$71.96
Options exercisable December 31	58,201,617	$75.87	62,414,398	$73.73	63,282,408	$70.01

*                 Weighted average

Stock Option Assumptions

	Annual			Progressive (Reload)
	2010	2009	2008	2010	2009	2008
Exercise price	$78.72	$54.11	$77.22	$86.72	$77.83	$79.76
Risk-free interest rate	2.8%	2.2%	3.1%	0.6%	1.4%	4.3%
Dividend yield	2.5%	2.3%	2.0%	2.5%	2.0%	2.0%
Volatility	25.7%	30.3%	21.7%	33.2%	30.7%	18.7%
Expected life (months)	72	71	70	17	32	25
Black-Scholes fair value	$16.50	$13.00	$15.28	$12.01	$14.47	$12.00

Restricted Stock and Restricted Stock Units Activity

	2010		2009		2008
	Number of	Grant Date	Number of	Grant Date	Number of	Grant Date
	Awards	Fair Value*	Awards	Fair Value*	Awards	Fair Value*
Nonvested balance —
As of January 1	4,379,480	$68.85	2,957,538	$77.41	2,001,581	$77.63
Granted:
Annual	902,549	78.81	1,150,819	53.89	924,120	77.23
Performance shares	760,645	73.99	—	—	—	—
Other	527,823	79.56	522,581	54.82	188,473	73.16
Vested	(948,233)	79.12	(157,104)	73.26	(64,806)	68.72
Forfeited	(48,962)	69.57	(94,354)	69.57	(91,830)	77.76
As of December 31	5,573,302	$70.43	4,379,480	$68.85	2,957,538	$77.41

*                 Weighted average

General Employees' Stock Purchase Plan (GESPP)

	2010		2009		2008
		Exercise		Exercise		Exercise
	Shares	Price*	Shares	Price*	Shares	Price*
Options granted	1,325,579	$70.57	1,655,936	$50.58	1,624,775	$62.68
Options exercised	(1,325,579)	70.57	(1,655,936)	50.58	(1,624,775)	62.68
Shares available for grant — December 31	4,334,360		5,659,939		7,315,875

*                 Weighted average